Initial Public Offering (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of unit (in Shares) | shares	34,500,000
Price per share	$ 10
Class A Ordinary Shares
Initial Public Offering (Details) [Line Items]
Ordinary share, par value	0.0001
Warrant price, per share	$ 11.5
Sale of ordinary shares (in Shares) | shares	34,500,000